INVESTMENT IN SUBSIDIARIES AND LOSS ON SALE OF SUBSIDIARY - Investment in subsidiaries (Details) - Company - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
At 1 January	$ 65,000	$ 15,067
Impairment	(21,017)
Additions		65,000
Disposals		(15,067)
At 31 December	$ 43,983	$ 65,000